Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Allocated shares	104,649	86,880
Shares committed to be released	9,338	9,338
Unearned shares	66,286	84,961
Total ESOP shares	180,273	181,179
Fair value of unearned shares at End of period (dollars in thousands)	$ 560	$ 802